Segment Information (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Segment Information [Line Items]
Number of operating segments	3
Hong Kong and China [Member]
Segment Information [Line Items]
Impairment loss of property, plant and equipment	$ 10
Myanmar [Member]
Segment Information [Line Items]
Impairment loss of property, plant and equipment	9
Metal Stamping and Mechanical OEM [Member]
Segment Information [Line Items]
Recognized impairment loss	5
Electric OEM [Member]
Segment Information [Line Items]
Recognized impairment loss	4
Other Services [Member]
Segment Information [Line Items]
Recognized impairment loss	$ 10